Consolidated Statements of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balances (in shares) at Dec. 31, 2015	15,750,000
Balances at Dec. 31, 2015	$ 2	$ 29,119	$ (20,118)	$ (53)	$ 8,950	$ 708	$ 9,658
Issuance of ordinary shares (Note 1) (in shares)	1,129,628
Issuance of ordinary shares (Note 1)		15,250			15,250		15,250
Foreign currency translation adjustment (loss) gain				(38)	(38)	(26)	(64)
Net loss			(12,010)		(12,010)	(535)	(12,545)
Balances (in shares) at Dec. 31, 2016	16,879,628
Balances at Dec. 31, 2016	$ 2	44,369	(32,128)	(91)	12,152	147	12,299
Issuance of ordinary shares (Note 1) (in shares)	4,828,297
Issuance of ordinary shares (Note 1)		89,443			89,443		89,443
Foreign currency translation adjustment (loss) gain				(91)	(91)	90	(1)
Net loss			(91,763)		(91,763)	(4,625)	(96,388)
Effect of capital contribution to a subsidiary		(1,480)			(1,480)	1,480
Share-based compensation (Note 7) (in shares)	822,777
Share-based compensation (Note 7)		18,815			18,815	3,868	22,683
Balances (in shares) at Dec. 31, 2017	22,530,702
Balances at Dec. 31, 2017	$ 2	151,147	(123,891)	(182)	27,076	960	28,036
Issuance of ordinary shares (Note 1) (in shares)	739,095
Issuance of ordinary shares (Note 1)		13,245			13,245		13,245
Foreign currency translation adjustment (loss) gain				224	224	27	251
Net loss			(54,869)		(54,869)	(2,605)	(57,474)
Share-based compensation (Note 7) (in shares)	(85,185)
Share-based compensation (Note 7)		6,558			6,558	2	6,560
Balances (in shares) at Dec. 31, 2018	23,184,612
Balances at Dec. 31, 2018	$ 2	$ 170,950	$ (178,760)	$ 42	$ (7,766)	$ (1,616)	$ (9,382)